INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INVENTORIES [Abstract]
Media products	$ 263,143	1,592,989	1,130,552
General merchandise	26,057	157,740	336,430
Packing materials and others	1,681	10,175	18,597
Inventories, total	$ 290,881	1,760,904	1,485,579